Fees Summary	Nov. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 570,000
Previously Paid Amount	0.00
Total Fee Amount	87.27
Total Offset Amount	0.00
Net Fee	87.27
Narrative - Max Aggregate Offering Price	$ 570,000
Final Prospectus	true